SHARE CAPITAL (Details Narrative) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Shares Outstanding	1,969,322,429				1,913,137,429								1,969,322,429	1,913,137,429
Preferred stock shares authorized	10,000,000				10,000,000								10,000,000	10,000,000
Volatility													412.55%
Risk-free rate													4.26%
Bottom Member
Volatility														382.60%
Risk-free rate														3.60%
Top Member
Volatility														385.80%
Risk-free rate														4.40%
Common Share Or Warrants Member | Private Placement Member
Number of common stock sold	8,265,000	16,610,000	14,390,000	15,730,000	27,850,000	12,960,000	12,520,000	11,800,000
Warrant outstanding													262,795,000
Common Stock, Shares Outstanding	2,475,000												2,475,000
Weighted average exercise price													$ 0.03
Weighted average contract life													2 years 8 months 19 days
Proceeds from sale of common stock	$ 75,650	$ 166,100	$ 143,800	$ 157,300	$ 278,500	$ 129,600	$ 125,200	$ 118,000
Aggregate intrinsic value													$ 0
Class A Preferred Stock Member
Preferred stock shares authorized	10,000,000												10,000,000
Common Share Or Warrants Member | Compensation for services
Issue of common stock	1,200,000				3,200,000	4,305,000	2,450,000	1,200,000
Fair value of share issued	$ 12,000				$ 32,000	$ 43,050	$ 24,500	$ 12,000
Deemed Dividends Related To Issuance Of Warrants Member
Fair value of share issued									$ 780	$ 19,267	$ 5,000	$ 61,664
Stock price									$ 0.01	$ 0.01	$ 0.01
Volatility									368.50%		348.60%
Dividend rate									0.00%	0.00%	0.00%	0.00%
Stock option term									5 years	5 years	5 years	5 years
Risk-free rate									1.62%		0.96%	0.39%
Exercise price									$ 0.025	$ 0.03	$ 0.03	$ 0.03
Granted number of warrant									60,000	1,926,666	500,000	6,560,000
Deemed Dividends Related To Issuance Of Warrants Member | Bottom Member
Stock price												$ 0.007
Volatility										362.40%		318.60%
Risk-free rate										1.05%
Deemed Dividends Related To Issuance Of Warrants Member | Top Member
Stock price												$ 0.01
Volatility										394.80%		319.10%
Risk-free rate										1.18%